Business acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Summary of consideration transferred
The following table summarizes all of the elements of purchase consideration for the transaction as of December 1, 2014.

Purchase price	$67,500
Contingent consideration	13,780
Economic, working capital and other closing adjustments	(13,513)
Total consideration	$67,767